Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs (1)	$ 1,013	$ 743	$ 692
Performance shares	9	112	87
Stock or Unit Option Plan Expense	0	(6)	0
Share-based Compensation	1,022	849	779
Related recognized tax benefit	252	320	$ 294
Expense credits/claw backs on prior awards	$ 19	$ 26